UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Camco Investors Fund
	Portfolio of Investments
	March 31, 2005 (Unaudited)

COMMON STOCKS
Shares		Value	% of Net Assets
Beverages
3,400	Coca Cola Co.	$141,678	2.34%

Communications Equipment, NEC
11,300	Utstarcom, Inc. *	123,735	2.05%

Crude Petroleum & Natural Gas
9,600	Chesapeake Energy Corp.	210,624	3.48%

Deep Sea Foreign Transportation
5,300	Tsakos Energy Navigation, Ltd.	233,359	3.86%

Drawing & Insulating Of Nonferous Wire
12,000	Andrew Corp. *	140,520	2.32%

Electronic Computers
20,000	Omnicell, Inc. *	144,200	2.38%

Financal Services
3,150	Allied Capital Corp.	82,215	1.36%

General Building Contractors
1,900	KB Home	223,174	3.69%

Household Furniture
7,950	Select Comfort Corp.*	162,498	2.69%

In Vitro & In Vivo Diagnostic
56,100	Trinity Biotech PLC.*	142,494	2.36%

Industrial Organic Chemicals
3,950	Sensient Technologies Corp.	85,162	1.41%

Mortgage Bankers & Loan Correspondents
2,500	Doral Financial Corp.	54,725	0.90%

National Commercial Banks
6,000	Commerce Bancorp	194,820
2,575	Keycorp	83,559
		278,379	4.60%
Natural Gas Transmission
2,825	Kinder Morgan Energy Partners LP.	127,125	2.10%

Pharmaceutical Preparations
6,000	Ivax Corp.*	118,620
4,275	Par Pharmaceutical Companies, Inc. *	142,956
6,425	NBTY, Inc. *	161,203
		422,779	6.99%

Printed Circuit Boards
13,275	Flextronics International, Ltd. *	159,831	2.64%

Radio & Tv Broadcasting & Communications
1,375	L-3 Communications Holdings, Inc.	97,653	1.61%

Real Estate Investment Trusts
6,000	Crescent Real Estate Equities Co.	98,040
2,600	Saul Centers, Inc.	83,200
4,250	Thornburg Mortgage Asset Corp.	119,170
4,000	Equity One, Inc.	82,360
4,875	Highwood Properties, Inc.	130,748
		513,518	8.49%

Retail-Apparel & Accessory Stores
8,500	Claire's Stores, Inc.	195,840	3.24%

Retail-Auto & Home Supply Stores
9,500	Pep Boys-Manny, Moe & Jack, Inc.	167,010	2.76%

Retail-Auto Dealers & Gasoline
3,900	Carmax, Inc. *	122,850	2.03%

Retail-Convenience Stores
7,000	Wild Oats Markets *	74,410	1.23%

Retail-Lumber & Other Building
3,225	Lowe's Companies, Inc.	184,115	3.04%

Savings Institution, Federally Chartered
2,500	Flagstar Bancorp.	48,875	0.81%

Search, Detection, Navagation
2,325	Raytheon Co.	89,978	1.49%

Security Brokers, Dealers & Floatation Companies
3,425	Edwards, A.G., Inc.	153,440	2.54%

Services-Computer Processing
1,975	Automatic Data Processing, Inc.	88,776	1.47%

Services-Prepackaged Software
20,000	Novell, Inc.*	119,200	1.97%

Wood Household Furniture
6,800	Bassett Furniture Industries, Inc.	133,960	2.21%

TOTAL COMMON STOCKS (Cost $4,406,981)		$4,722,121	78.07%

PREFERRED STOCKS
Consumer Financial Services
3,375	Fannie Mae Preferred Class M	134,325	2.22%

Electric Services
2,250	Dominion Resources Perferred Class U	126,180	2.09%

Metal Forgings & Stampings
2,985	Dura Automotive Systems Cap Trust Prfd	47,850	0.79%

TOTAL PREFERRED STOCKS (Cost $329,305)		$308,355	5.10%

CASH & EQUIVALENTS
1,018,269	First American Treasury Obligation Fund Cl A 1.85% **	1,018,269	16.84%
	(Cost $1,018,269)

TOTAL INVESTMENTS (Cost $5,754,555)		6,048,745	100.00%

LIABILITIES IN EXCESS OF OTHER ASSETS		(267)	0.00%

NET ASSETS		$6,048,478	100.00%

* Non-income producing securities.
** Variable Rate Security at March 31, 2005

NOTES TO FINANCIAL STATEMENTS
SECURITY TRANSACTIONS
At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,754,555 amounted to $294,191, which consisted of aggregate gross unrealized appreciation of
$511,640 and aggregate gross unrealized depreciation of $217,449.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 27, 2005

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date May 27, 2005